Investment in joint venture - Summary of movement in lease liability related to mining contractor services agreements of AGM (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 0
Lease payments made during the year	(39)
Interest expense	12	$ 0
Total lease liability	597	0
Less: current lease liability	(83)
Total non-current lease liability	514
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	0
Initial recognition of lease liability upon adoption of IFRS 16	36,616
Recognition of lease agreements entered into during the year	10,502
Lease payments made during the year	(15,386)
Interest expense	1,817	0
Derecognition associated with termination of contractor services agreement	(10,344)
Total lease liability	23,205	0
Less: current lease liability	(18,142)	0
Total non-current lease liability	$ 5,063	$ 0